Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 388,891	$ 334,850
Short-term investments	101,142	80,000
Accounts receivable, net	32,017	30,778
Prepaid expenses and other assets	5,523	7,614
Total current assets	527,573	453,242
Property and equipment, net	1,084	1,025
Right-of-use assets, net	4,273	4,308
Intangible assets, net	79,866	47,666
Goodwill	426,659	395,804
Deferred tax asset	180	3,373
Other non-current assets	906	746
Total non-current assets	512,968	452,922
Total assets	1,040,541	906,164
Liabilities and equity
Accounts payable and accrued expenses	24,564	14,990
Current lease liabilities	1,444	1,162
Income taxes payable	3,674	1,512
Contract liabilities	1,861	1,754
Current portion of borrowings with related party	34,846	0
Other current liabilities	1,760	3,966
Total current liabilities	68,149	23,384
Long-term borrowings with related party	0	34,014
Non-current lease liabilities	3,309	3,510
Deferred tax liabilities	17,360	0
Other non-current liabilities	1,338	3,223
Total non-current liabilities	22,007	40,747
Total liabilities	90,156	64,131
Equity
Share capital	21,198	21,198
Share premium	359,280	359,280
Accumulated comprehensive income (loss)	(4,904)	(10,688)
Retained earnings	574,623	472,125
Equity attributable to DoubleDown Interactive Co., Ltd.	950,197	841,915
Equity attributable to non-controlling interests	188	118
Total equity	950,385	842,033
Total liabilities and equity	$ 1,040,541	$ 906,164